FAIR VALUE MEASUREMENTS - Narratives (Details)	Dec. 31, 2025 USD ($)
Needham Bank 401(k) Plan | Pooled separate accounts
FAIR VALUE MEASUREMENTS
Unfunded commitments	$ 0